GOODWILL, INTANGIBLE ASSETS, AND INVESTMENTS (Details 2) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Goodwill, beginning	$ 7,199,567	$ 1,702,119
Impairment losses	0	(1,287,969)
Aggregate goodwill acquired	0	6,785,416
Goodwill, ending	7,199,567	7,199,567
Boston Solars [Member]
Statement [Line Items]
Goodwill, beginning	6,785,416	0
Impairment losses	0	0
Aggregate goodwill acquired	0	6,785,416
Goodwill, ending	6,785,416	6,785,416
Box Pure Airs [Member]
Statement [Line Items]
Goodwill, beginning	414,151	414,151
Impairment losses	0	0
Aggregate goodwill acquired	0	0
Goodwill, ending	$ 414,151	$ 414,151